Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Argentina: 1.0%
32,250		Cresud SACIF y A ADR	$221,235	0.0
34,992		IRSA Inversiones y Representaciones SA ADR	222,899	0.1
3,705	(1)	MercadoLibre, Inc.	4,378,162	0.9
			4,822,296	1.0

		Australia: 0.3%
18,262	(2)	BHP Group Ltd. ADR	1,281,079	0.3

		Brazil: 6.8%
106,441		Ambev SA	286,845	0.1
67,765		Atacadao Distribuicao Comercio e Industria Ltd.	220,530	0.0
296,157		B3 SA - Brasil Bolsa Balcao	756,684	0.2
696,240		Banco Bradesco SA ADR	1,942,510	0.4
123,208	(2)	Banco Santander Brasil S.A. ADR	699,821	0.1
138,973		BB Seguridade Participacoes SA	1,036,761	0.2
306,034	(1),(2)	BRF SA ADR	486,594	0.1
27,108		Cia de Saneamento Basico do Estado de Sao Paulo	298,245	0.1
770,700	(1)	Clear Sale SA	730,270	0.2
96,161		EDP - Energias do Brasil S.A.	389,092	0.1
62,041		Energisa SA - Unit	516,367	0.1
87,378		Equatorial Energia SA	484,200	0.1
306,000		Fleury SA	932,534	0.2
360,700	(1)	Infracommerce CXAAS SA	245,142	0.1
237,459		Itau Unibanco Holding SA ADR	1,182,546	0.2
163,536		JBS SA	648,822	0.1
1,267,700		JSL SA	1,635,726	0.3
82,691		Klabin SA - Unit	316,344	0.1
404,400	(1),(3)	Locaweb Servicos de Internet SA	511,445	0.1
803,000		Movida Participacoes SA	1,191,141	0.2
97,175		Petroleo Brasileiro SA ADR	1,127,230	0.2
61,143		Petroleo Brasileiro SA	355,201	0.1
236,300	(3)	Rede D'Or Sao Luiz SA	1,486,330	0.3
55,817		Rumo SA	202,429	0.0
100,280		Telefonica Brasil SA-VIV ADR	815,276	0.2
60,561		Telefonica Brasil SA-VIVT3	497,129	0.1
402,121		TIM SA/Brazil	936,326	0.2
51,361		Transmissora Alianca de Energia Eletrica SA	375,370	0.1
161,371		Ultrapar Participacoes SA	419,616	0.1
223,104		Vale SA ADR	4,167,583	0.9
185,957		Vale SA	3,475,681	0.7
1,324,000		Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,784,497	0.8
55,804	(1)	Vasta Platform Ltd.	231,587	0.0
100,669		Vibra Energia SA	328,404	0.1
298,100	(1)	Westwing Comercio Varejista Ltd.a	56,375	0.0
6,776	(1)	XP, Inc.	120,748	0.0
			32,891,401	6.8

		Chile: 0.9%
279,884		Cencosud SA	502,709	0.1
3,408,393		Cia Sud Americana de Vapores SA	295,822	0.0
61,598		Empresas COPEC SA	464,603	0.1
112,104		Quinenco SA	390,035	0.1
28,236		Sociedad Quimica y Minera de Chile SA ADR	2,754,139	0.6
			4,407,308	0.9

		China: 25.8%
642,500	(1)	Alibaba Group Holding Ltd.	8,833,520	1.8
3,800	(1)	Alibaba Group Holding Ltd. BABA ADR	418,760	0.1
1,093,750	(3)	A-Living Smart City Services Co. Ltd - H Shares	1,384,161	0.3
75,500		Anhui Conch Cement Co., Ltd. - H Shares	286,630	0.1
336,000		Anhui Expressway Co. - H Shares	306,424	0.1
87,600		Anta Sports Products Ltd.	1,328,771	0.3
26,390	(1)	Baidu, Inc. ADR	3,554,205	0.7
5,518	(1)	BeiGene Ltd. ADR	1,412,608	0.3
129,000		Beijing Enterprises Holdings Ltd.	438,060	0.1
3,753,000	(3)	CGN Power Co. Ltd. - H Shares	876,923	0.2
386,000		China Coal Energy Co. - H Shares	309,756	0.1
564,000		China Communications Services Corp., Ltd. - H Shares	214,624	0.0
110,000	(1)	China Conch Environment Protection Holdings Ltd.	48,149	0.0
389,000		China Construction Bank - H Shares	251,796	0.0
3,007,000		China Education Group Holdings Ltd.	4,774,810	1.0
332,000		China Life Insurance Co., Ltd. - H Shares	611,137	0.1
217,201		China Merchants Port Holdings Co. Ltd.	304,478	0.1
266,000		China Overseas Land & Investment Ltd.	718,272	0.1
3,677,650		China Petroleum & Chemical Corp. - H Shares	1,985,820	0.4
1,037,000		China Railway Group Ltd. - H Shares	565,719	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
46,000		China Resources Beer Holdings Co Ltd.	$346,301	0.1
63,900		China Resources Gas Group Ltd.	268,715	0.1
80,000		China Resources Land Ltd.	383,405	0.1
182,000		China Shenhua Energy Co., Ltd. - H Shares	566,497	0.1
205,100		COSCO Shipping Holdings Co., Ltd. - H Shares	212,746	0.0
334,800		CSPC Pharmaceutical Group Ltd.	381,740	0.1
23,000	(1)	DiDi Global, Inc. ADR	103,960	0.0
48,000		ENN Energy Holdings Ltd.	723,203	0.1
1,000,000		Fu Shou Yuan International Group Ltd.	843,767	0.2
108,000		Ganfeng Lithium Co. Ltd. - A Shares	1,270,083	0.3
111,000		GoerTek, Inc. - A Shares	341,257	0.1
284,000		Guangzhou Automobile Group Co. Ltd. - H Shares	204,319	0.0
135,600		Haier Smart Home Co. Ltd. - H Shares	500,109	0.1
300,000		Hengan International Group Co., Ltd.	1,475,808	0.3
277,860	(1)	Inner Mongolia ERDOS Resources Co., Ltd.	567,727	0.1
698,800	(1)	Inner Mongolia Yitai Coal Co. - A Shares	1,050,275	0.2
24,448	(1)	iQIYI, Inc. ADR	163,801	0.0
83,024		JD.com, Inc. ADR	4,942,419	1.0
128,532		JD.com, Inc. - Class A	3,816,549	0.8
354,000		Jiangsu Expressway Co. Ltd. - H Shares	348,648	0.1
600,000	(3)	Jinxin Fertility Group Ltd.	559,003	0.1
79,000	(1)	KE Holdings, Inc. ADR	1,448,860	0.3
81,500		Kingboard Holdings Ltd.	332,914	0.1
1,726,000		Kunlun Energy Co. Ltd.	1,361,219	0.3
27,000		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	7,402,594	1.5
59,890	(1),(3)	Meituan Class B	1,338,894	0.3
206,000		Ming Yang Smart Energy Group Ltd. - A Shares	852,500	0.2
88,450		NetEase, Inc.	1,569,290	0.3
1,166,000		Peoples Insurance Co. Group of China Ltd. - H Shares	393,088	0.1
5,442,000		PetroChina Co., Ltd. - H Shares	2,911,199	0.6
176,900	(3)	Pharmaron Beijing Co. Ltd. - H Shares	1,296,663	0.3
566,000		PICC Property & Casualty Co., Ltd. - H Shares	532,126	0.1
1,197,871		Ping An Bank Co. Ltd. - A Shares	2,670,024	0.6
226,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,755,501	0.4
67,010		Prosus NV	5,410,718	1.1
104,200		Shaanxi Coal Industry Co. Ltd. - A Shares	302,170	0.1
169,109		Shandong Head Co. Ltd. - A Shares	637,269	0.1
224,975		Shanghai Baosight Software Co. Ltd. - A Shares	1,669,239	0.3
123,590		Shanghai Baosight Software Co. Ltd. - B Shares	387,371	0.1
212,000		Shanghai Industrial Holdings Ltd.	285,723	0.1
276,000		Shenzhen Expressway Co. Ltd. - H Shares	252,371	0.1
113,926		Shenzhen Inovance Technology Co. Ltd. - A Shares	1,205,490	0.2
72,000		Shenzhou International Group Holdings Ltd.	906,741	0.2
1,108,000		Shougang Fushan Resources Group Ltd.	401,342	0.1
42,517	(1)	Sohu.com Ltd. ADR	685,374	0.2
106,227		Sungrow Power Supply Co. Ltd. - A Shares	2,056,691	0.4
254,800		Tencent Holdings Ltd.	12,416,129	2.6
650,000		Tingyi Cayman Islands Holding Corp.	1,081,349	0.2
542,000	(3)	Topsports International Holdings Ltd. - H Shares	510,707	0.1
38,179	(1)	Trip.com Group Ltd. ADR	1,403,460	0.3
348,000		Tsingtao Brewery Co., Ltd. - H Shares	3,359,883	0.7
1,505,600		Uni-President China Holdings Ltd.	1,448,451	0.3
32,941	(1)	Weibo Corp. ADR	749,408	0.2
8,520	(1)	Weibo Corp.	192,628	0.0
282,800		Wuliangye Yibin Co. Ltd. - A Shares	8,799,800	1.8
207,500	(1),(3)	Wuxi Biologics Cayman, Inc.	1,732,710	0.4
63,620		Wuxi Shangji Automation Co. Ltd. - A Shares	1,081,085	0.2
86,000		Yankuang Energy Group Co. Ltd. - H Shares	276,580	0.1
82,927		Yifeng Pharmacy Chain Co. Ltd. - A Shares	697,998	0.1
41,350		Yum China Holdings, Inc. - HKD	2,505,314	0.5
155,500	(1)	Zai Lab Ltd.	650,426	0.1
63,600		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	622,345	0.1
49,000		Zhejiang Supcon Technology Co. Ltd. - A Shares	669,418	0.1
11,000		ZTO Express Cayman, Inc.	313,176	0.1
			124,271,193	25.8

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Czech Republic: 0.1%
10,259		CEZ AS	$416,534	0.1

		Egypt: 0.4%
2,803,268	(1)	Cleopatra Hospital	530,097	0.1
625,778		Commercial International Bank Egypt SAE	1,029,298	0.2
212,165	(1)	Egypt Kuwait Holding Co SAE	260,402	0.1
			1,819,797	0.4

		Georgia: 0.6%
87,872		Bank of Georgia Group PLC	2,892,486	0.6

		Germany: 0.5%
36,600	(1),(3)	Delivery Hero SE	2,212,712	0.5

		Greece: 0.5%
300,000	(1)	Eurobank Ergasias Services and Holdings SA	407,060	0.1
40,338		Hellenic Telecommunications Organization SA	635,896	0.1
31,514		Jumbo SA	565,916	0.1
21,184		Motor Oil Hellas Corinth Refineries SA	517,688	0.1
20,459		OPAP S.A.	307,204	0.1
			2,433,764	0.5

		Hungary: 0.6%
231,603		MOL Hungarian Oil & Gas PLC	1,730,801	0.4
35,000		OTP Bank Nyrt	1,054,602	0.2
			2,785,403	0.6

		India: 12.7%
11,361		ACC Ltd.	273,978	0.1
61,049		Ambuja Cements Ltd.	300,348	0.1
10,376		Asian Paints Ltd.	346,501	0.1
6,366		Bajaj Auto Ltd.	297,684	0.1
302,284		Bharat Electronics Ltd.	351,720	0.1
107,347		Bharat Petroleum Corp. Ltd.	450,555	0.1
6,505		Britannia Industries Ltd.	343,792	0.1
87,000		Cholamandalam Investment and Finance Co. Ltd.	754,059	0.2
36,528		Cipla Ltd.	455,349	0.1
381,154		Coal India Ltd.	1,052,112	0.2
30,722		Coromandel International Ltd.	336,857	0.1
20,600		Cummins India Ltd.	362,604	0.1
162,561	(1)	Delhivery Ltd.	601,099	0.1
5,062		Dr Reddys Laboratories Ltd.	268,458	0.1
9,981		Eicher Motors Ltd.	399,003	0.1
127,375		Exide Industries Ltd.	282,397	0.1
502,419		GAIL India Ltd.	586,000	0.1
19,660		Grasim Industries Ltd.	383,105	0.1
164,747		HCL Technologies Ltd.	2,271,796	0.5
207,413		HDFC Bank Ltd.	4,081,607	0.8
34,700		HDFC Bank Ltd. ADR	2,337,392	0.5
14,067		Hero Motocorp Ltd.	476,313	0.1
107,279		Hindalco Industries Ltd.	619,239	0.1
11,679		Hindustan Aeronautics Ltd.	365,496	0.1
151,458		Hindustan Petroleum Corp. Ltd.	440,646	0.1
7,220		Hindustan Unilever Ltd.	227,794	0.0
741,116		Indian Oil Corp. Ltd.	741,356	0.1
206,940		Infosys Ltd.	3,897,778	0.8
111,043		ITC Ltd.	479,219	0.1
67,021		JSW Steel Ltd.	589,177	0.1
18,804		Larsen & Toubro Ltd.	489,513	0.1
42,581		Mahindra & Mahindra Ltd.	719,771	0.1
38,059		Marico Ltd.	232,007	0.0
4,939		Maruti Suzuki India Ltd.	538,409	0.1
1,264		Nestle India Ltd.	294,069	0.1
200,033		NMDC Ltd.	302,466	0.1
186,371	(1),(4)	NMDC Ltd. (National Stock Ex India)	84,281	0.0
467,920		NTPC Ltd.	980,044	0.2
71,000		Oberoi Realty Ltd.	715,009	0.1
435,927		Oil & Natural Gas Corp., Ltd.	776,760	0.2
663		Page Industries Ltd.	324,946	0.1
6,957		Persistent Systems Ltd.	401,333	0.1
191,463		Petronet LNG Ltd.	509,666	0.1
61,465		Phoenix Mills Ltd.	1,030,469	0.2
9,415		Pidilite Industries Ltd.	262,661	0.0
275,989		Power Grid Corp. of India Ltd.	732,405	0.1
686,791		Reliance Industries Ltd.	19,812,142	4.1
102,000	(1)	ReNew Energy Global PLC	612,000	0.1
6,867		Schaeffler India Ltd.	226,658	0.0
7,403		Siemens, Ltd.	265,316	0.1
9,655		SRF Ltd.	258,488	0.0
35,173		Sun Pharmaceutical Industries Ltd.	445,341	0.1
42,082		Tata Consultancy Services Ltd.	1,736,879	0.4
123,956		Tata Consumer Products Ltd.	1,106,837	0.2
4,050		Tata Elxsi Ltd.	330,281	0.1
93,179		Tata Power Co. Ltd.	243,464	0.0
669,743		Tata Steel Ltd.	986,358	0.2
46,833		Tech Mahindra Ltd.	584,781	0.1
8,753		Tube Investments of India Ltd.	280,306	0.1
3,441		Ultratech Cement Ltd.	298,697	0.1
32,269		UPL Ltd.	299,295	0.1
162,308		Vedanta Ltd.	663,182	0.1
63,326		Zee Entertainment Enterprises Ltd.	176,203	0.0
			61,093,471	12.7

		Indonesia: 1.8%
1,629,100		Adaro Energy Indonesia Tbk PT	322,798	0.1
9,447,600		Astra International Tbk PT	3,795,594	0.8
9,820,000		Bank BTPN Syariah Tbk PT	1,679,325	0.3
1,396,600		Bukit Asam Tbk PT	317,511	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
705,900		Indofood Sukses Makmur Tbk PT	$317,231	0.1
2,487,100		Sumber Alfaria Trijaya Tbk PT	470,142	0.1
3,594,200		Telkom Indonesia Persero Tbk PT	928,859	0.2
384,100		United Tractors Tbk PT	630,599	0.1
			8,462,059	1.8

		Kazakhstan: 0.6%
36,880		Kaspi.KZ JSC GDR	2,711,095	0.6

		Kuwait: 0.3%
75,678		Humansoft Holding Co. KSC	842,285	0.2
180,648		Mobile Telecommunications Co. KSCP	328,610	0.0
92,654		National Bank of Kuwait SAKP	333,534	0.1
			1,504,429	0.3

		Malaysia: 0.8%
209,000		CIMB Group Holdings Bhd	282,287	0.1
284,000		Gamuda BHD	261,477	0.0
443,900		IOI Corp. Bhd	398,319	0.1
53,500		Kuala Lumpur Kepong Bhd	269,144	0.0
449,200		Petronas Chemicals Group Bhd	881,528	0.2
50,500		Petronas Dagangan BHD	258,079	0.0
78,500		Petronas Gas BHD	309,528	0.1
563,000		Sime Darby Bhd	305,745	0.1
424,200		Sime Darby Plantation Bhd	431,297	0.1
274,400		Tenaga Nasional BHD	606,370	0.1
355,287	(1)	UEM Sunrise Bhd	22,603	0.0
			4,026,377	0.8

		Mexico: 5.2%
743,011		Alfa SA de CV	537,810	0.1
75,501		America Movil SAB de CV-AMX ADR	1,580,236	0.3
589,772		America Movil SAB de CV-AMXL	615,752	0.1
58,220		Arca Continental SAB de CV	513,547	0.1
161,040		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,014,552	0.2
225,693	(1)	Cemex SAB de CV ADR	1,205,201	0.2
13,306		Coca-Cola Femsa SA de CV ADR	1,013,651	0.2
98,825		Coca-Cola Femsa SAB de CV - Unit	751,900	0.2
66,121		El Puerto de Liverpool SAB de CV	419,364	0.1
28,434		Fomento Economico Mexicano SAB de CV ADR	2,496,505	0.5
65,809		Fomento Economico Mexicano SAB de CV - Unit	576,189	0.1
27,255		Gruma SAB de CV	395,295	0.1
56,570		Grupo Aeroportuario del C	516,837	0.1
42,873		Grupo Aeroportuario del Pacifico SA de CV	738,430	0.2
28,145		Grupo Aeroportuario del Sureste SA de CV	762,615	0.2
196,576		Grupo Bimbo SAB de CV	975,964	0.2
101,703		Grupo Comercial Chedraui, S.A. de C.V.	500,994	0.1
293,550		Grupo Financiero Banorte	2,431,895	0.5
165,094	(1)	Grupo Financiero Inbursa SA	356,131	0.1
153,030		Grupo Mexico SA de CV Series B	680,612	0.1
231,014		Grupo Televisa SAB ADR	1,420,736	0.3
30,628		Industrias Bachoco SAB de CV	132,821	0.0
148,560		Orbia Advance Corp. SAB de CV	296,008	0.1
227,967		Prologis Property Mexico SA de CV	743,446	0.2
40,983		Promotora y Operadora de Infraestructura SAB de CV	399,982	0.1
82,100		Qualitas Controladora SAB de CV	453,522	0.1
349,000		Regional SAB de CV	3,019,891	0.6
103,964	(1)	Sitios Latinoamerica SAB de CV	47,867	0.0
110,812		Wal-Mart de Mexico SAB de CV	432,820	0.1
			25,030,573	5.2

		Peru: 0.2%
134,538		Cia de Minas Buenaventura SAA ADR	1,088,412	0.2

		Philippines: 1.1%
9,518,000	(1)	Bloomberry Resorts Corp.	1,610,212	0.3
1,879,200		DMCI Holdings, Inc.	379,400	0.1
737,130		International Container Terminal Services, Inc.	2,802,229	0.6
50,620		Manila Electric Co.	260,425	0.0
17,260		PLDT, Inc.	427,755	0.1
			5,480,021	1.1

		Poland: 0.3%
143,300	(1)	InPost SA	1,383,862	0.3

		Qatar: 0.5%
176,284		Commercial Bank PQSC	291,425	0.1
115,128		Industries Qatar QSC	446,052	0.1
117,279		Ooredoo QPSC	288,172	0.0
126,392		Qatar Fuel QSC	621,113	0.1
228,973		Qatar Gas Transport Co. Ltd.	239,650	0.0
55,277		Qatar Islamic Bank SAQ	298,565	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Qatar: (continued)
112,616		Qatar Navigation QSC	$294,744	0.1
			2,479,721	0.5

		Romania: 0.1%
6,412,361		OMV Petrom SA	654,712	0.1

		Russia: –%
164,710	(1),(4)	Alrosa PJSC	–	–
951,000	(3),(4)	Detsky Mir PJSC	–	–
342,800	(1),(4)	Fix Price Group PLC GDR	–	–
1,037,141	(4)	Gazprom PJSC	–	–
25,468	(4)	Lukoil PJSC	–	–
14,210	(4)	Magnit OJSC	–	–
271,070	(4)	Magnitogorsk Iron & Steel Works PJSC	–	–
1,179	(4)	MMC Norilsk Nickel OJSC	–	–
91,474	(4)	Mobile Telesystems OJSC	–	–
83,570	(4)	Novolipetsk Steel PJSC	–	–
4,078	(4)	PhosAgro PJSC	–	–
453,015	(4)	Rosneft Oil Co. PJSC	–	–
1,076,340	(1),(4),(5)	Sberbank of Russia PJSC	–	–
16,184	(4)	Severstal PAO	–	–
34,543	(4)	Tatneft PJSC	–	–
18,262	(1),(4)	VK Co. Ltd. GDR	–	–
59,681	(1),(4)	Yandex NV	–	–
			–	–

		Saudi Arabia: 0.8%
6,866		Bupa Arabia for Cooperative Insurance Co.	286,450	0.1
5,297		Dr Sulaiman Al Habib Medical Services Group Co.	331,078	0.1
37,845		Etihad Etisalat Co.	357,529	0.1
7,454		Jarir Marketing Co.	299,610	0.1
6,237		Mouwasat Medical Services Co.	343,372	0.1
15,049		SABIC Agri-Nutrients Co.	551,774	0.1
66,283		Sahara International Petrochemical Co.	659,469	0.1
31,097	(3)	Saudi Arabian Oil Co.	274,353	0.1
10,935		Saudi Basic Industries Corp.	271,359	0.0
40,605		Saudi Electricity Co.	250,207	0.0
			3,625,201	0.8

		Singapore: 0.4%
926,100	(1)	Yangzijiang Financial Holding Ltd.	262,387	0.1
1,730,300		Yangzijiang Shipbuilding Holdings Ltd.	1,705,819	0.3
			1,968,206	0.4

		South Africa: 1.6%
30,524		African Rainbow Minerals Ltd.	497,769	0.1
31,499		Bid Corp. Ltd.	648,988	0.1
58,924		Bidvest Group Ltd.	760,526	0.2
2,374		Capitec Bank Holdings Ltd.	245,201	0.0
24,773		Clicks Group Ltd.	377,831	0.1
58,722		Exxaro Resources Ltd.	736,952	0.1
60,802		MTN Group Ltd.	514,666	0.1
40,334		MultiChoice Group	277,702	0.0
159,208		OUTsurance Group Ltd.	329,213	0.1
35,821		Reinet Investments SCA	678,355	0.1
58,891		Shoprite Holdings Ltd.	815,238	0.2
28,791		Standard Bank Group Ltd.	287,268	0.1
30,855		Tiger Brands Ltd.	368,913	0.1
310,110		Transaction Capital Ltd.	614,873	0.1
47,341		Vodacom Group Pty Ltd.	332,706	0.1
98,743		Woolworths Holdings Ltd./South Africa	427,943	0.1
			7,914,144	1.6

		South Korea: 11.5%
25,700	(1)	Doosan Fuel Cell Co. Ltd.	700,017	0.1
9,852	(1)	GS Holdings Corp.	354,010	0.1
3,894		Hyundai Glovis Co., Ltd.	526,984	0.1
2,925		Hyundai Mobis Co. Ltd.	489,081	0.1
8,192		KB Financial Group, Inc.	373,329	0.1
14,794		Kia Corp.	806,006	0.2
959		Korea Zinc Co., Ltd.	422,377	0.1
11,586	(1)	KT&G Corp.	869,083	0.2
5,677		LG Chem Ltd.	3,204,117	0.7
7,610		LG Corp.	512,489	0.1
40,999	(1)	LG Display Co., Ltd.	456,531	0.1
3,213		LG Electronics, Inc.	263,272	0.0
3,473		LG Innotek Co. Ltd.	773,746	0.2
155,216		LG Uplus Corp.	1,403,656	0.3
959		Lotte Confectionery Co. Ltd.	93,549	0.0
4,411		Lotte Corp.	116,266	0.0
1,565		NAVER Corp.	259,987	0.0
4,021		POSCO Holdings, Inc.	988,068	0.2
1,100	(1),(3)	Samsung Biologics Co. Ltd.	710,248	0.1
4,617		Samsung C&T Corp.	445,916	0.1
3,967		Samsung Electro-Mechanics Co. Ltd.	463,318	0.1
279,032		Samsung Electronics Co., Ltd. 005930	13,898,655	2.9
19,402		Samsung Life Insurance Co. Ltd.	1,117,016	0.2
3,667		Samsung SDS Co. Ltd.	373,946	0.1
44,451		Shinhan Financial Group Co., Ltd.	1,503,084	0.3
154,841		SK Hynix, Inc.	11,201,801	2.3
219,903	(1)	SK Square Co. Ltd.	6,514,499	1.3
59,513		SK Telecom Co. Ltd. ADR	1,262,271	0.3
115,543		SK Telecom Co., Ltd.	4,378,513	0.9
1,632		SK, Inc.	263,991	0.1
4,282		S-Oil Corp.	308,896	0.1
30,565		Woori Financial Group, Inc.	318,818	0.1
			55,373,540	11.5

		Taiwan: 14.7%
802,000		Acer, Inc.	669,548	0.1
42,794		Advantech Co. Ltd.	489,338	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
289,000		ASE Technology Holding Co. Ltd.	$975,099	0.2
192,000		Asia Cement Corp.	270,489	0.0
255,000		Asustek Computer, Inc.	2,322,652	0.5
1,962,800		AUO Corp.	1,103,719	0.2
316,000		Chicony Electronics Co. Ltd.	916,420	0.2
409,000		China Airlines Ltd.	266,805	0.0
672,000		China Development Financial Holding Corp.	296,876	0.1
828,000		China Steel Corp.	876,220	0.2
219,500		Chroma ATE, Inc.	1,362,153	0.3
154,000		Chunghwa Telecom Co., Ltd.	575,516	0.1
461,000		Compal Electronics, Inc.	348,002	0.1
100,000		Delta Electronics, Inc.	969,747	0.2
221,000		Eva Airways Corp.	215,664	0.0
448,000		Far Eastern New Century Corp.	489,635	0.1
201,000		Far EasTone Telecommunications Co., Ltd.	447,129	0.1
1,538,000	(1),(2),(3)	FIT Hon Teng Ltd.	442,574	0.1
207,000		Formosa Chemicals & Fibre Co.	498,932	0.1
283,000		Formosa Plastics Corp.	843,586	0.2
241,000		HON HAI Precision Industry Co., Ltd.	803,671	0.2
1,116,940		Innolux Corp.	456,975	0.1
4,000		Largan Precision Co. Ltd.	285,445	0.1
485,000		Lite-On Technology Corp.	1,077,718	0.2
508,000		MediaTek, Inc.	12,273,773	2.5
194,000		Micro-Star International Co., Ltd.	852,108	0.2
384,000		Nan Ya Plastics Corp.	966,386	0.2
140,000		Nanya Technology Corp.	271,939	0.1
114,000		Novatek Microelectronics Corp., Ltd.	1,357,497	0.3
345,000		Pegatron Corp.	743,698	0.1
264,000		Pou Chen Corp.	302,898	0.1
211,000		Powertech Technology, Inc.	589,762	0.1
67,511		Poya International Co. Ltd.	1,172,586	0.2
121,000		Quanta Computer, Inc.	302,196	0.1
31,000		Realtek Semiconductor Corp.	332,906	0.1
250,000		Ruentex Development Co. Ltd.	374,399	0.1
48,000		Sino-American Silicon Products, Inc.	262,110	0.0
165,000		Synnex Technology International Corp.	333,463	0.1
251,916		Taiwan Cement Corp.	305,137	0.1
113,000		Taiwan Mobile Co., Ltd.	356,538	0.1
1,548,000		Taiwan Semiconductor Manufacturing Co., Ltd.	27,317,242	5.7
22,757		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,110,257	0.4
118,000		Transcend Information, Inc.	267,937	0.0
57,000		Unimicron Technology Corp.	262,428	0.0
165,000		Uni-President Enterprises Corp.	370,687	0.1
437,000		United Microelectronics Corp.	715,127	0.1
10,000		Voltronic Power Technology Corp.	506,043	0.1
232,546		Walsin Lihwa Corp.	423,294	0.1
514,000		Winbond Electronics Corp.	372,372	0.1
18,000		Wiwynn Corp.	452,118	0.1
109,000		Zhen Ding Technology Holding Ltd.	402,497	0.1
			71,001,311	14.7

		Thailand: 1.1%
102,500		Advanced Info Service PCL	606,903	0.1
559,100		Bangkok Dusit Medical Services PCL - Foreign	505,514	0.1
158,000		Banpu PCL	55,765	0.0
671,500		Banpu PCL (Foreign)	237,001	0.0
74,100		Bumrungrad Hospital PCL - Foreign	488,355	0.1
813,400		Digital Telecommunications Infrastructure Fund	335,118	0.1
136,700		Intouch Holdings PCL - Foreign	302,072	0.1
59,000		Kasikornbank PCL - Foreign	260,216	0.0
1,191,100		Land & Houses PCL - Foreign	357,936	0.1
112,000		PTT Exploration & Production PCL - Foreign	584,648	0.1
835,300		PTT PCL - Foreign	844,048	0.2
57,300		Siam Cement PCL - Foreign	584,650	0.1
156,900		Thai Oil PCL - Foreign	276,144	0.1
			5,438,370	1.1

		Turkey: 2.3%
180,319	(1)	Agesa Hayat ve Emeklilik AS	318,471	0.1
1,013,963		Akbank TAS	918,731	0.2
106,582		BIM Birlesik Magazalar AS	706,736	0.1
3,919	(1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	4,703	0.0
327,023		Enka Insaat ve Sanayi AS	517,414	0.1
184,799		Eregli Demir ve Celik Fabrikalari TAS	375,084	0.1
283,903		KOC Holding AS	1,157,494	0.2
570,930	(1),(3)	MLP Saglik Hizmetleri AS	2,430,727	0.5
344,768	(1)	Petkim Petrokimya Holding	300,385	0.1
781,810	(1)	Sok Marketler Ticaret AS	1,097,321	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
99,000		Tofas Turk Otomobil Fabrikasi AS	$833,668	0.2
681,232		Turkcell Iletisim Hizmet AS	1,320,514	0.3
123,855		Turkcell Iletisim Hizmet AS ADR	614,321	0.1
19,677	(1)	Turkiye Petrol Rafinerileri AS	620,476	0.1
			11,216,045	2.3

		United Arab Emirates: 0.5%
207,470		Abu Dhabi National Oil Co. for Distribution PJSC	248,878	0.0
683,299		Air Arabia PJSC	410,282	0.1
267,456		Aldar Properties PJSC	318,524	0.1
251,300	(1)	Americana Restaurants International PLC	233,984	0.1
255,964	(1)	Emaar Development PJSC	311,676	0.1
189,418		Emaar Properties PJSC	287,824	0.0
70,105		Emirates Telecommunications Group Co. PJSC	491,196	0.1
			2,302,364	0.5

		United Kingdom: 1.0%
58,372	(1)	Georgia Capital PLC	550,523	0.1
939,000	(1)	Helios Towers PLC	1,238,679	0.3
34,979		Rio Tinto PLC ADR	2,775,584	0.6
			4,564,786	1.0

		United States: 0.6%
24,739		Intel Corp.	699,124	0.1
36,186		Micron Technology, Inc.	2,182,016	0.5
			2,881,140	0.6

	Total Common Stock
	(Cost $478,168,445)		460,433,812	95.6

PREFERRED STOCK: 2.4%
		Brazil: 1.6%
136,905		Bradespar SA	861,674	0.2
258,266		Cia Energetica de Minas Gerais	585,592	0.1
514,616		Cia Paranaense de Energia	790,734	0.2
277,372		Gerdau SA	1,797,675	0.4
49,551		Itau Unibanco Holding S.A.	247,252	0.1
720,576		Itausa SA	1,209,406	0.2
246,064		Metalurgica Gerdau SA	703,830	0.1
112,862		Petroleo Brasileiro SA	582,063	0.1
1,497,000		Raizen SA	970,221	0.2
			7,748,447	1.6

		Russia: –%
863,754	(4)	Surgutneftegas	–	–
217	(4)	Transneft PJSC	–	–
378	(1),(4)	Transneft PJSC ADR	–	–
			–	–

		South Korea: 0.8%
91,304		Samsung Electronics Co., Ltd.	4,097,184	0.8

	Total Preferred Stock
	(Cost $14,970,400)		11,845,631	2.4

WARRANTS: 0.0%
		Argentina: 0.0%
38,283	(1)	IRSA Inversiones y Representaciones SA	17,993	0.0

	Total Warrants
	(Cost $–)		17,993	0.0

	Total Long-Term Investments
	(Cost $493,138,845)		472,297,436	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements: 0.3%
426,117	(6)	Citigroup, Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $426,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.686%, Market Value plus accrued interest $434,639, due 08/15/24-12/20/72)	426,117	0.1
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,000,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 02/07/23-12/20/52)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $1,426,117)		1,426,117	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
7,411,103	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.070%	$7,411,103	1.5
1,781,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.230%	1,781,000	0.4
	Total Mutual Funds
	(Cost $9,192,103)	9,192,103	1.9

	Total Short-Term Investments
	(Cost $10,618,220)	10,618,220	2.2

	Total Investments in Securities (Cost $503,757,065)	$482,915,656	100.2
	Liabilities in Excess of Other Assets	(1,197,489)	(0.2)
	Net Assets	$481,718,167	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2023, the Fund held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Information Technology	24.2%
Consumer Discretionary	12.6
Financials	9.8
Consumer Staples	9.3
Energy	9.2
Materials	9.1
Communication Services	8.9
Industrials	7.6
Health Care	3.1
Utilities	2.5
Real Estate	1.7
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,822,296	$–	$–	$4,822,296
Australia	1,281,079	–	–	1,281,079
Brazil	32,891,401	–	–	32,891,401
Chile	4,407,308	–	–	4,407,308
China	14,882,855	109,388,338	–	124,271,193
Czech Republic	416,534	–	–	416,534
Egypt	–	1,819,797	–	1,819,797
Georgia	2,892,486	–	–	2,892,486
Germany	–	2,212,712	–	2,212,712
Greece	–	2,433,764	–	2,433,764
Hungary	–	2,785,403	–	2,785,403
India	2,949,392	58,059,798	84,281	61,093,471
Indonesia	–	8,462,059	–	8,462,059
Kazakhstan	–	2,711,095	–	2,711,095
Kuwait	–	1,504,429	–	1,504,429
Malaysia	567,607	3,458,770	–	4,026,377
Mexico	25,030,573	–	–	25,030,573
Peru	1,088,412	–	–	1,088,412
Philippines	–	5,480,021	–	5,480,021
Poland	–	1,383,862	–	1,383,862
Qatar	298,565	2,181,156	–	2,479,721
Romania	–	654,712	–	654,712
Russia(1)	–	–	–	–
Saudi Arabia	–	3,625,201	–	3,625,201
Singapore	–	1,968,206	–	1,968,206
South Africa	4,982,113	2,932,031	–	7,914,144
South Korea	1,262,271	54,111,269	–	55,373,540
Taiwan	2,110,257	68,891,054	–	71,001,311
Thailand	335,118	5,103,252	–	5,438,370
Turkey	2,034,816	9,181,229	–	11,216,045
United Arab Emirates	233,984	2,068,380	–	2,302,364
United Kingdom	4,564,786	–	–	4,564,786
United States	2,881,140	–	–	2,881,140
Total Common Stock	109,932,993	350,416,538	84,281	460,433,812
Preferred Stock	7,748,447	4,097,184	–	11,845,631
Warrants	17,993	–	–	17,993
Short-Term Investments	9,192,103	1,426,117	–	10,618,220
Total Investments, at fair value	$126,891,536	$355,939,839	$84,281	$482,915,656
Other Financial Instruments+
Futures	68,481	–	–	68,481
Total Assets	$126,960,017	$355,939,839	$84,281	$482,984,137

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.
(1)	Russian securities were fair valued at $0.

At January 31, 2023, Voya Multi-Manager Emerging Markets Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia PJSC	3/19/2021	$4,076,605	$–
		$4,076,605	$–

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	48	03/17/23	$2,507,040	$68,481
			$2,507,040	$68,481

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $523,243,968.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$37,477,264
Gross Unrealized Depreciation	(77,714,187)
Net Unrealized Depreciation	$(40,236,923)